Cost Of Sales (Schedule Of Cost Of Sales) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Component Of Cost Of Sales [Line Items]
Production and delivery	$ 51,503,000		$ 97,982,000
Depreciation and depletion	25,515,000		18,824,000
Write-down of carrying value of inventory	25,472,000		11,075,000
Write-down of carrying value of property, plant and equipment	15,245,000		16,605,000
Cost of sales during mine operations	117,735,000		144,486,000
Cost of sales during idled mine period	52,958,000	[1]
Cost of sales	170,693,000		144,486,000
SouthGobi Resources Ltd. [Member]
Component Of Cost Of Sales [Line Items]
Cost of sales	170,693,000	[2]	144,486,000	[3]
Idled Mine Period [Member] | SouthGobi Resources Ltd. [Member]
Component Of Cost Of Sales [Line Items]
Depreciation expense included in cost of sales during idled mine period	$ 33,400,000		$ 0

[1]	Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi's idled plant and equipment.
[2]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $23.5 million, $23.0 million and $14.3 million, respectively.
[3]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $56.2 million and $48.3 million, respectively.